Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 46,514	$ 42,823	$ 38,682
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	19,826	17,885	15,192
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	6,595	7,211	7,057
United States
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	16,233	13,865	12,427
Other
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 3,860	$ 3,862	$ 4,006